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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]: Amendment Number: ____________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altus Capital Inc.
Address:  6120 Parkland Blvd. Suite 303
          Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Burns
Title:    President
Phone:    440.995.1330

Signature, Place, and Date of Signing:

    /s/ John Burns            Mayfield Heights OH        January 31, 2013
--------------------------   ------------------------   ---------------------
        (Signature)                (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Table Information Table Entry Total:          26
Form 13F Information Table Value Total:            82,170
List of Other Included Managers:                        0

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altisource Asset Management Co com              02153X108     1415    17254 SH       Sole                    17254
Altisource Portfolio Solutions com              L0175J104    16077   185528 SH       Sole                   185528
Altisource Residential Class B com              02153W100     1021    64476 SH       Sole                    64476
Direxion Daily RE              com              25459Y660      683    33000 SH       Sole                    33000
Direxion Small Cap Bear 3X     com              25459w110      810    60000 SH       Sole                    60000
ETracs Fisher Gartman Risk Off com              90268a691      206    10000 SH       Sole                    10000
Emerging Markets Bear 3X       com              25459w482      902   100000 SH       Sole                   100000
Financial Bear 3X              com              25459w144     3028   200400 SH       Sole                   200400
Home Loan Servicing Solutions  com              G6648D109     3423   181110 SH       Sole                   181110
Kinder Morgan Inc              com              49456B101     1766    50000 SH       Sole                    50000
Ocwen Financial Corp.          com              675746309    17475   505200 SH       Sole                   505200
Pfizer Inc.                    com              717081103     2767   110331 SH       Sole                   110331
ProShares Ultra DJ-UBS Crude O com              74347w650      909    31000 SH       Sole                    31000
ProShares Ultra Silver         com              74347W841     3528    80000 SH       Sole                    80000
ProShares UltraShort 20+ Year  com              74347B201     5425    85500 SH       Sole                    85500
Progressive Corp.              com              743315103     7731   366379 SH       Sole                   366379
Sandstorm Gold Ltd             com              80013R206      118    10000 SH       Sole                    10000
Silver Wheaton Corp            com              828336107      722    20000 SH       Sole                    20000
Sprott Physical Gold Trust ETV com              85207H104     1711   120400 SH       Sole                   120400
Sprott Physical Silver Trust E com              85207K107     5561   461850 SH       Sole                   461850
Tanzanian Royalty Exploration  com              87600u104      212    48000 SH       Sole                    48000
UltraPro Short S&P 500 ProShar com              74348A632     1095    29000 SH       Sole                    29000
Valero Energy Corp             com              91913Y100      341    10000 SH       Sole                    10000
Velocity Shares Daily          com              22539T852      846    90600 SH       Sole                    90600
Wesco International Inc.       com              95082P105     2023    30000 SH       Sole                    30000
iPath S & P 500 VIX Mid Term E com              06740C519     2376    85000 SH       Sole                    85000


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